April 30, 2015	David M. Urman (617) 951-7811 david.urman@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Amendment No. 10 to the Registration Statement on Form N-1A

of EIP Investment Trust (the “Trust”) (File No. 811-21940)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) is Amendment No. 10 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 10”), including the private placement memorandum and the statement of additional information relating to EIP Growth and Income Fund, a series of the Trust.

It is intended that Amendment No. 10 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7811.

Very truly yours,

/s/ David M. Urman

David M. Urman

Enclosures

cc:	James J. Murchie, Energy Income Partners, LLC

Jason E. Brown, Esq.